BIOLOGICAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
BIOLOGICAL ASSETS
Schedule of changes in balances of biological assets

Balances on December 31, 2018	4,935,905
Business combination	4,579,526
Addition	2,849,039
Depletion	(1,905,118)
Gain on fair value adjustment	185,399
Disposal	(23,764)
Other write-offs	(49,488)
Balances on December 31, 2019	10,571,499
Addition	1,401,424
Depletion	(1,433,410)
Transfers	678
Gain on fair value adjustment	173,733
Disposal	(39,910)
Other write-offs	(1,290)
Balances on June 30, 2020	10,672,724

For the six-month period ended June 30, 2020, the Company reassessed the main assumptions used in measuring the fair value of biological assets. The fair value of forests is determined by the income method (“income approach”) using the discounted cash flow model.

The calculation of fair value of the biological assets falls under Level 3 in the hierarchy set forth in IFRS 13 — Measurement of Fair Value, due to the complexity and structure of calculation.

The main assumptions, IMA, discount rate, and selling price stand out as being the most sensitive where increases or reductions in these assumptions generate significant gains or losses in the measurement of fair value.

Schedule of main assumptions for calculation of fair value of biological assets

June 30,
2020
Planted useful area (hectare)	960,109
Mature assets	107,861
Immature assets	852,248
Average annual growth (IMA) - m3 /hectare /year	36.16
Average gross sale price of eucalyptus - R$/m3	66.86
Discount rate - %	8.6%

Summary of fair value adjustment of biological assets recognized under other operating income (expense), net

June 30,
2020
Physical changes	384,574
Price	(210,841)
173,733